245 Summer Street	Fidelity® Investments
Boston, MA 02210

December 23, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Advisor Series I (the trust): Fidelity Advisor Equity Growth Fund, Fidelity Advisor Series Equity Growth Fund and Fidelity Advisor Series Growth Opportunities Fund (the funds)

File No: 811-03785

Fidelity Commonwealth Trust II (the trust): Fidelity Large Cap Growth Enhanced Index Fund (the fund)

File No: 811-2199

Fidelity Hastings Street Trust (the trust): Fidelity Growth Discovery Fund (the fund)

File No: 811-00215

Fidelity Mt. Vernon Street Trust (the trust): Fidelity Growth Company Fund, Fidelity Growth Company K6 Fund and Fidelity Series Growth Company Fund (the funds)

File No: 811-03583

Fidelity Securities Fund (the trust): Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Growth K6 Fund and Fidelity Series Blue Chip Growth Fund (the funds)

File No: 811-04118

Fidelity Trend Fund (the trust): Fidelity Trend Fund (the fund)

File No: 811-00790

Ladies and Gentlemen:

On behalf of the above referenced funds, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 is a preliminary copy of the Notice, Proxy Statement, and Forms of Proxy to be sent to shareholders in connection with a Special Meeting of Shareholders of the funds to be held on April 19, 2023. Pursuant to Rule 14a-3(c), the required informational copy of each fund’s Annual Report for the fiscal periods ended November 30, 2021 (funds in Fidelity Advisor Series I), August 31, 2022 (fund in Fidelity Commonwealth Trust II), June 30, 2022 (fund in Fidelity Hastings Street Trust), November 30, 2021 (funds in Fidelity Mt. Vernon Street Trust), July 31, 2022 (funds in Fidelity Securities Fund), and December 31, 2021 (fund in Fidelity Trend Fund) has been previously furnished to the commission.

We anticipate mailing definitive proxy materials to shareholders on or about February 21, 2023. In order to allow sufficient time to meet this schedule, we would greatly appreciate receiving comments (if any) from the Staff no later than January 3, 2023.

Please contact Renee Fuller at (603) 721-4221 with any questions or comments relating to this filing.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group